DERIVATIVES AND HEDGING ACTIVITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITIES

6. DERIVATIVES AND HEDGING ACTIVITIES

The Company uses forward contracts to hedge a portion of its exposure to balances denominated in currencies other than the functional currency of various subsidiaries in order to mitigate the impact of changes in exchange rates. At March 31, 2014, the Company had foreign exchange contracts with maturities ranging from one to six months with an aggregate notional value of $309 million (based on exchange rates as of March 31, 2014). Unrealized gains and losses resulting from these contracts are recognized in other expense, net and partially offset corresponding foreign exchange gains and losses on these balances. These instruments are not held for speculative or trading purposes. These contracts are not designated as hedges for hedge accounting and are marked to market each period through earnings. The following table presents the balance sheet location and fair value of the Company’s derivatives:

		Fair Value of Asset (Liability)
	Balance Sheet Location	March 31, 2014	December 31, 2013
Foreign currency contracts	Prepaid expenses and other current assets	$2,055	$2,738
Foreign currency contracts	Other accrued liabilities	(2,399)	(662)

Total derivatives not designated as hedging instruments		$(344)	$2,076

The pretax impact of the foreign currency forward contracts not designated as hedging instruments on the Condensed Consolidated Statements of Operations and Comprehensive Income is as follows:

Foreign Currency Forward Contracts	Location of Gain (Loss)	Gain (Loss) Recognized
Three Months Ended March 31, 2014	Other expense, net	$(3,032)
Three Months Ended March 31, 2013	Other expense, net	$(2,423)

7.	DERIVATIVES AND HEDGING ACTIVITIES

The Company uses forward contracts to hedge a portion of its foreign currency exchange rate exposure to balances denominated in currencies other than the functional currency of various subsidiaries. At December 31, 2013, the Company had foreign exchange contracts with maturities ranging from one to seven months with an aggregate notional value of $254 million (based on exchange rates as of December 31, 2013). Unrealized gains and losses resulting from these contracts are recognized in other expense, net and partially offset corresponding foreign exchange gains and losses on these balances. These instruments are not held for speculative or trading purposes. These contracts are not designated as hedges for hedge accounting and are marked to market each period through earnings.

The following table presents the balance sheet location and fair value of the Company’s derivatives:

		Fair Value of Asset (Liability)
		Successor	Successor
	Balance Sheet Location	December 31, 2013	December 31, 2012
Foreign currency contracts	Prepaid expenses and other current assets	$2,738	$1,314
Foreign currency contracts	Other accrued liabilities	(662)	(474)

Total derivatives not designated as hedging instruments		$2,076	$840

The fair value of the Company’s forward exchange contracts were based on indicative quotes, a Level 2 valuation input.

The pretax impact of the foreign currency forward contracts not designated as hedging instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) is as follows:

Foreign Currency Forward Contracts	Location of Gain (Loss)	Gain (Loss) Recognized
January 1 – January 14, 2011 (Predecessor)	Other expense, net	$184
January 15 – December 31, 2011 (Successor)	Other expense, net	$(194)
Year ended December 31, 2012 (Successor)	Other expense, net	$529
Year ended December 31, 2013 (Successor)	Other expense, net	$9,010